Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2022-2025) (Parenthetical) (Detail) - Plan 2022-2025 [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	8 months
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan		8 months	8 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan		20 months	32 months